COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligations Covered by Purchase Agreements with Various Suppliers Future Maturity Schedule
As of December 31, 2017, we had entered into agreements for the purchase of raw materials with various suppliers. Subject to meeting our quality standards, the purchase obligations covered by these agreements were as follows as of December 31, 2017:

in millions	2018	2019	2020	2021	2022
Purchase obligations	$1,359.7	$272.3	$11.4	$2.5	$0.7

Schedule of Future Minimum Lease Payments for Capital Leases
Future minimum payments under lease arrangements with a remaining term in excess of one year were as follows as of December 31, 2017:

	Operating leases (1)	Capital leases (2)
2018	$16,241	$3,401
2019	16,784	3,469
2020	14,763	3,538
2021	12,914	3,609
2022	11,267	4,216
Thereafter	182,368	175,313

(1)
Future minimum rental payments reflect commitments under non-cancelable operating leases primarily for offices, retail stores, warehouse and distribution facilities. Total rent expense for the years ended December 31, 2017, 2016 and 2015 was $25,525, $20,330 and $19,754, respectively, including short-term rentals.

(2)	Future minimum rental payments reflect commitments under non-cancelable capital leases primarily for offices and warehouse facilities.

Future Minimum Payments under Non-Cancelable Operating Leases
Future minimum payments under lease arrangements with a remaining term in excess of one year were as follows as of December 31, 2017:

	Operating leases (1)	Capital leases (2)
2018	$16,241	$3,401
2019	16,784	3,469
2020	14,763	3,538
2021	12,914	3,609
2022	11,267	4,216
Thereafter	182,368	175,313

(1)
Future minimum rental payments reflect commitments under non-cancelable operating leases primarily for offices, retail stores, warehouse and distribution facilities. Total rent expense for the years ended December 31, 2017, 2016 and 2015 was $25,525, $20,330 and $19,754, respectively, including short-term rentals.

(2)	Future minimum rental payments reflect commitments under non-cancelable capital leases primarily for offices and warehouse facilities.